Significant Accounting Policies (Policies)	12 Months Ended
Jul. 31, 2021
Disclosure of voluntary change in accounting policy [abstract]
Cash and cash equivalents	Cash and cash equivalents Cash and cash equivalents include cash on hand, deposits held with banks and other short-term highly liquid investments with original maturities of three months or less.
Translation of Foreign Currencies

Translation of Foreign Currencies

These consolidated financial statements are presented in United States dollars. As of May 1, 2021, the functional currency of BriaCell is the US dollar (as described above). The functional currency of BTC and Sapientia is the United States dollar.

Within each entity, transactions in currencies other than the functional currency (“foreign currencies”) are translated to the functional currency at the rate of exchange prevailing at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies are retranslated to the functional currency at the end of each reporting period at the period-end exchange rate. Exchange gains and losses on the settlement of transactions and the translation of monetary assets and liabilities to the functional currency are recorded in profit or loss.

Intangible assets

Intangible assets

Separately acquired intangible assets are measured on initial recognition at cost including directly attributable costs. Intangible assets acquired in a business combination are measured at fair value at the acquisition date. Expenditures relating to internally generated intangible assets, excluding capitalized development costs, are recognized in profit or loss when incurred.

Intangible assets with finite useful lives are amortized over their useful lives and reviewed for impairment whenever there is an indication that the asset may be impaired. The amortization period and the amortization method for an intangible asset are reviewed at least at each year end.

Intangible assets with indefinite useful lives are not systematically amortized and are tested for impairment annually, or whenever there is an indication that the intangible asset may be impaired. The useful life of these assets is reviewed annually to determine whether their indefinite life assessment continues to be supportable. If the events and circumstances do not continue to support the assessment, the change in the useful life assessment from indefinite to finite life is accounted for prospectively as a change in accounting estimate and on that date the asset is tested for impairment. Commencing from that date, the asset is amortized systematically over its useful life.

The useful lives of intangible assets are as follows:

Patents
Useful life	20 years
Amortization method	Straight-line
In-house development or purchase	Purchase

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

3. Significant Accounting Policies (continued)

Impairment of non-financial assets

Impairment of non-financial assets

The Company evaluates the need to record an impairment of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable.

If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount is the higher of fair value less costs of sale and value in use. In measuring value in use, the expected future cash flows are discounted using a pre-tax discount rate that reflects the risks specific to the asset. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash generating unit (“CGU”) to which the asset belongs. Impairment losses are recognized in profit or loss.

An impairment loss of an asset, other than goodwill, is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years and its recoverable amount. The reversal of impairment loss of an asset presented at cost is recognized in profit or loss.

Research and Development

Research and Development

The Company expenses amounts paid for intellectual property, development and production expenditures as they are incurred. However, such costs are deferred and recorded in intangible assets when they meet generally accepted criteria, to the extent that their recovery can reasonably be regarded as assured.

The costs must meet the following criteria to be deferred: the technical feasibility of completing the intangible asset so that it will be available for use or sale; the intention to complete the intangible asset and use or sell it; the ability to use or sell the intangible asset; the probability of future economic benefits; the availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset; and the ability to reliably measure the expenditure attributable to the intangible asset during its development. Once those criteria are met, the future costs, such as costs to obtain patent or trademark protection over the developed technologies, will be capitalized. These costs are then amortized over their expected useful lives. To date it has not been demonstrated that these expenditures will generate or be able to be used to generate probable future economic benefits.

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

3. Significant Accounting Policies (continued)

Financial Instruments

Financial Instruments

a) Classification

The following table shows the classification of financial instruments under IFRS 9:

Financial asset/liability	Classification
Cash and cash equivalents	Amortized cost
Amounts receivable, excluding HST	Amortized cost
Accounts payable and Accrued liabilities	Amortized cost
Short term loans	Amortized cost
Convertible debt	Amortized cost
Warrant Liability	FVTPL
Government Grants	Amortized cost

The Company determines the classification of financial assets at initial recognition. The classification of its instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics. Equity instruments that are held for trading (including all equity derivative instruments) are classified as fair value through profit and loss (“FVTPL”). For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them at fair value through other comprehensive income (“FVTOCI”). Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or the Company has opted to measure them at FVTPL.

b) Measurement

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost less any impairment.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the consolidated statements of loss and comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the statements of net income (loss) in the period in which they arise. Where Company has opted to recognize a financial liability at FVTPL, any changes associated with the Company’s own credit risk will be recognized in other comprehensive income (loss).

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

3. Significant Accounting Policies (continued)

Financial Instruments (continued)

c) Impairment of financial assets at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost. At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to twelve month expected credit losses. The Company recognizes an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized.

Following are the carrying values and estimated values of the financial instruments:

	Fair	July 31, 2021		July 31, 2020		August 1, 2019
	Value Input Level	Carry Amount	Estimated Fair Value	Carry Amount	Estimated Fair Value	Carry Amount	Estimated Fair Value

Cash	1	$57,268,685	$57,268,685	$21,249	$21,249	$157,034	$157,034
Amounts receivable	1	$12,574	$12,574	$22,515	$22,515	$2,816	$2,816
Investments	2	$2	$2	$2	$2	$2	$2
Accounts payable and accrued liabilities	1	$556,795	$556,795	$3,714,012	$3,714,012	$810,795	$810,795
Short term loans	1	$-	$-	$249,799	$249,799	$322,526	$322,526
Government grants	2	$25,986	$25,986	$155,940	$155,940	$-	$-
Warrant liability	3	$199,458	$199,458	$-	$-	$-	$-

Fair value measurement

Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurement is based on the assumption that the transaction will take place in the asset’s or the liability’s principal market, or in the absence of a principal market, in the most advantageous market.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

Fair value measurement of a non-financial asset takes into account a market participant’s ability to generate economic benefits by using the asset in its highest and best use or by selling it to another market participant that would use the asset in its highest and best use.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

3. Significant Accounting Policies (continued)

Fair value measurement (continued)

All assets and liabilities measured at fair value or for which fair value is disclosed are categorized into levels within the fair value hierarchy based on the lowest level input that is significant to the entire fair value measurement:

Level 1	—	quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	—	inputs other than quoted prices included within Level 1 that are observable either directly or indirectly.

Level 3	—	inputs that are not based on observable market data (valuation techniques which use inputs that are not based on observable market data).

Share-based Payments

Share-based Payments

Equity-settled share-based payments for directors, officers and employees are measured at fair value at the date of grant and recorded as compensation expense over the vesting period with a corresponding increase to share-based payment reserve in the consolidated financial statements.

The fair value determined at the grant date of equity-settled share-based payments is expensed using the graded vesting method over the vesting period based on the Company’s estimate of payments that will eventually vest. Upon exercise of the stock options, consideration paid by the option holder together with the amount previously recognized in share-based payment reserve is recorded as an increase to share capital. Upon expiry, the amounts recorded for share-based compensation are transferred to the deficit from the share-based payment reserve. Shares are issued from treasury upon the exercise of equity-settled share-based instruments.

Compensation expense on stock options granted to non-employees is measured at the earlier of the completion of performance and the date the options are vested using the fair value method and is recorded as an expense in the same period as if the Company had paid cash for the goods or services received.

When the value of goods or services received in exchange for the share-based payment cannot be reliably estimated, the fair value is measured by use of a Black-Scholes valuation model. The expected life used in the model is adjusted, based on management’s best estimate, for the effects of non-transferability, exercise restrictions, and behavioral considerations.

Share Capital

Share Capital

Common shares are classified as equity. Proceeds from unit placements are allocated between shares and warrants issued using the relative fair value method. Costs directly identifiable with share capital financing are charged against share capital. Share issuance costs incurred in advance of share subscriptions are recorded as prepaid assets. Share issuance costs related to uncompleted share subscriptions are charged to operations in the period they are incurred.

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

3. Significant Accounting Policies (continued)

Warrant Reserve

Warrant Reserve

The fair value of warrants is determined upon their issuance either as part of unit private placements or in settlement of share issuance costs and finders’ fees, using the Black-Scholes model. All such warrants are classified in a warrant reserve within equity. If the warrants are converted, the value attributable to the warrants is transferred to common share capital. Upon expiry, the amounts recorded for expired warrants is transferred to the deficit from the warrant reserve. Shares are issued from treasury upon the exercise of share purchase warrants.

Income Taxes

Income Taxes

Income tax expense consists of current and deferred tax expense. Current and deferred taxes are recognized in profit or loss except to the extent they relate to items recognized directly in equity or other comprehensive income.

Current tax is recognized and measured at the amount expected to be recovered from or payable to the taxation authorities based on the income tax rates enacted or substantively enacted at the end of the reporting period and includes any adjustment to taxes payable in respect of previous years.

Deferred tax is recognized on any temporary differences between the carrying amounts of assets and liabilities in the consolidated financial statements and the corresponding tax bases used in the computation of taxable earnings. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period when the asset is realized and the liability is settled. The effect of a change in the enacted or substantively enacted tax rates is recognized in loss and comprehensive loss or equity depending on the item to which the adjustment relates.

Deferred tax assets are recognized to the extent future recovery is probable. At the end of each reporting period, deferred tax assets are reduced to the extent that it is no longer probable that sufficient taxable earnings will be available to allow all of part of the asset to be recovered.

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

3. Significant Accounting Policies (continued)

Basic and Diluted Loss per Share

Basic and Diluted Loss per Share

Basic loss per share is computed by dividing the loss for the year by the weighted average number of common shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if potentially dilutive securities were exercised or converted to common stock.

The dilutive effect of options and warrants and their equivalent is computed by application of the treasury stock method. Diluted amounts are not presented when the effect of the computations is anti-dilutive. Accordingly, at present, there is no difference in the amounts presented for basic and diluted loss per share.

Government Grants

Government Grants

Government grants are recognized when there is reasonable assurance that the grant will be received, and all conditions associated with the grant are met. Grants related to assets are recorded as a reduction to the asset’s carrying value and are depreciated over the useful life of the asset. Claim under the government grant related to income are recorded as other income or netted against related expenses in the period in which eligible expenses are incurred or when the services have been performed.

Accounting Standards Implemented as at August 1, 2019

Accounting Standards Implemented as at August 1, 2019

IFRS 16 - Leases (“IFRS 16”)

IFRS 16 supersedes IAS 17 Leases, IFRIC 4 Determining whether an arrangement contains a lease, SIC-15 Operating Leases - Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. It eliminates the distinction between operating and finance leases from the perspective of the lessee. All contracts that meet the definition of a lease will be recorded in the consolidated statements of financial position with a “right of use” asset and a corresponding liability. The asset is subsequently accounted for as property, plant and equipment or investment property and the liability is unwound using the interest rate inherent in the lease. The Company has adopted IFRS 16 as of August 1, 2019, and has assessed no changes to the opening consolidated statements of financial position as a result of the adoption of this new standard.

On transition to IFRS 16, the Company has elected to apply the practical expedient to grandfather the assessment of which transactions are leases and apply IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 Leases have not been reassessed for whether a lease exists. The Company has elected to not recognize right-of-use assets and lease liabilities for leases that have a lease term of 12 months or less and for leases of low-value assets.

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

3. Significant Accounting Policies (continued)

Accounting Standards Implemented as at August 1, 2019 (continued)

IFRIC 23 - Uncertainty over Income Tax Treatments (“IFRIC 23”)

The Company adopted IFRIC 23 on July 1, 2019 on a modified retrospective basis without restatement of comparative information. The interpretation requires an entity to assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings and to exercise judgment in determining whether each tax treatment should be considered independently or whether some tax treatments should be considered together. The decision should be based on which approach provides better predictions of the resolution of the uncertainty. An entity also has to consider whether it is probable that the relevant authority will accept each tax treatment, or group of tax treatments, assuming that the taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so. The adoption of the new standard had no impact on the consolidated financial statements.

IFRS 3 - Business Combinations (“IFRS 3”)

In October 2018, the IASB issued an amendment to IFRS 3, effective for annual periods beginning on or after January 1, 2020 with early adoption permitted. The amendment clarifies that a business must include, at minimum, an input and a substantive process that together contribute to the ability to create outputs, and assists companies in determining whether an acquisition is a business combination or an acquisition of a group of assets by providing supplemental guidance for assessing whether an acquired process is substantive. The Company has decided to early adopt the amendments to IFRS 3 effective August 1, 2019 and shall apply the amended standard in assessing business combinations on a prospective basis. For acquisitions that are determined to be acquisitions of assets as opposed to business combinations, the Company allocates the transaction price to the individual identifiable assets acquired and liabilities assumed on the basis of their relative fair values, and no goodwill is recognized. Acquisitions that continue to meet the definition of a business combination are accounted for under the acquisition method, without any changes to the Company’s accounting policy. There was no impact on the Company’s consolidated financial statements.

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

3. Significant Accounting Policies (continued)

New interpretations and amendments not yet adopted

New interpretations and amendments not yet adopted

A number of interpretations are not yet effective for the year ended July 31, 2021 and have not been applied in preparing these financial statements. The following new interpretations and amendments have been issued, but are not yet effective until financial years beginning on or after January 1, 2022, and may impact the Company in the future:

IAS 12– Income Taxes IAS 12 currently provides guidance on current and deferred tax assets and liabilities however uncertainty may exist on how tax law applies to certain transactions.

IAS 1 – Presentation of Financial Statements IAS 1 has amended the definition of material to “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general-purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.” The previous definition of material from IAS 1 was “omissions or misstatements of items are material if they could, individually or collectively, influence the economic decisions that users make on the basis of the financial statements. Materiality depends on the size and nature of the omission or misstatement judged in the surrounding circumstances. The size or nature of the item, or a combination of both, could be the determining factor.”

IAS 8 – Accounting Policies, Changes in Accounting Estimates and Errors IAS 8 amended the definition of material to reflect the changes outlined above under IAS 1.

Significant Accounting Judgments and Estimates

Significant Accounting Judgments and Estimates

The preparation of these consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period. Actual outcomes could differ from these estimates. The consolidated financial statements include estimates which, by their nature, are uncertain. The impacts of such estimates are pervasive throughout the consolidated financial statements, and may require accounting adjustments based on future occurrences. Revisions to accounting estimates are recognized in the period in which the estimate is revised and also in future periods when the revision affects both current and future periods.

BriaCell Therapeutics Corp

Notes to the Consolidated Financial Statements

For the Years Ended July 31, 2021 and 2020

(Expressed in US Dollars)

3. Significant Accounting Policies (continued)

Significant Accounting Judgments and Estimates (continued)

The critical judgments and significant estimates in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements are:

●	Intangible assets with an infinite life are tested for impairment annually or more frequently if there is an indication of impairment. The carrying value of intangibles with definite lives is reviewed each reporting period to determine whether there is any indication of impairment. If there are indications of impairment the impairment analysis is completed and if the carrying amount of an asset exceeds its recoverable amount, the asset is impaired and impairment loss is recognized.

●	The Company uses the Black-Scholes option-pricing model to estimate fair value of options and the warrant liability at each reporting date. The key assumptions used in the model are the expected future volatility in the price of the Company’s shares and the expected life of the warrants.

●	The Company and its subsidiaries are required to determine their functional currencies based on the primary economic environment in which each entity operates. In order to do that, management has to analyze several factors, including which currency mainly influences the cost of undertaking the business activities, in which currency the entity has received financing, and in which currency it keeps its receipts from operating activities. Management uses its judgment to determine which factors are most important when the above indicators are mixed and the functional currency is not obvious.